Acquisitions	12 Months Ended
Dec. 27, 2014
Acquisitions [Abstract]
Acquisitions [Text Block]
Note 8: Acquisitions
During 2014, we completed eight acquisitions qualifying as business combinations in exchange for aggregate consideration of $963 million, substantially all cash consideration. A substantial majority of the consideration was allocated to goodwill and acquisition related developed technology. Included in these acquisitions is our acquisition of the Axxia Networking Business (Axxia business) of Avago Technologies Limited, intended to accelerate growth in the mobile wireless base station business. We acquired the Axxia business in the fourth quarter of 2014 for net cash consideration of $650 million, substantially all of which was allocated to goodwill and acquisition-related developed technology intangible assets. The operating results of the Axxia business are included in our Data Center Group (DCG) operating segment.
During 2013, we completed 12 acquisitions qualifying as business combinations in exchange for aggregate net cash consideration of $925 million. Most of the consideration was allocated to goodwill and acquisition-related developed technology intangible assets. Included in these acquisitions is our acquisition of Stonesoft Oyj (Stonesoft) to expand our network security solutions, specifically addressing next-generation firewall products. We acquired Stonesoft in the third quarter of 2013 for net cash consideration of $381 million, substantially all of which was allocated to goodwill and acquisition-related developed technology intangible assets. Stonesoft's operating results are included in our software and services operating segments.
During 2012, we completed 15 acquisitions qualifying as business combinations in exchange for aggregate net cash consideration of $638 million. Substantially all of the consideration was allocated to goodwill and acquisition-related developed technology intangible assets.
Acquisitions completed in 2014, 2013, and 2012, both individually and in the aggregate, were not significant to our results of operations. For information on the assignment of goodwill to our operating segments, see "Note 10: Goodwill" and for information on the classification of intangible assets, see "Note 11: Identified Intangible Assets."